Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2017
Basic and Diluted Weighted Average Share Amounts

The following table sets forth the basic and diluted weighted average share amounts:

	Twelve months ended	Twelve months ended
	June 30, 2017	June 30, 2016
Weighted-average shares outstanding-basic	92,936,942	95,495,357
Potential dilutive effect of shares to be issued to settle the debentures	17,616,722	14,603,082

Weighted-average shares outstanding-diluted	110,553,664	110,098,439

Computations for Basic and Diluted Income Per Common Share

The computations for basic and diluted income per common share are as follows:

	Twelve months ended	Twelve months ended
	June 30, 2017	June 30, 2016
Net income –basic	$6,460	$6,037
Add back: Interest expense on debentures (net of tax)	4,613	4,472

Net income used for diluted earnings per share	11,073	10,509

Basic income per share	$0.07	$0.06

Diluted income per share	$0.07	$0.06